PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR CERTAIN MONEY MARKET FUNDS

Each of Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. Each of Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio has elected not to extend its participation in the Program. Those Funds participating in the Program will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of a Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in a Fund's market-based net asset value to below $0.995. Shareholders of those Funds that have not elected to continue coverage will no longer be eligible for coverage by the Program. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following replaces in its entirety the last paragraph under the headings "RISK/RETURN SUMMARY - TREASURY PORTFOLIO", "RISK/RETURN SUMMARY - GOVERNMENT & AGENCY PORTFOLIO" and "RISK/RETURN SUMMARY - GOVERNMENT TAXADVANTAGE PORTFOLIO" in the prospectus:

"Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency."

"Leverage Risk" is added as a new risk following the seventh paragraph under the heading "RISK/RETURN SUMMARY - TAX-FREE CASH RESERVE PORTFOLIO".

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - MONEY MARKET FUND RISK" for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio in the prospectus:

"Money Market Fund Risk- The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - TAX-FREE CASH RESERVE PORTFOLIO - DERIVATIVES RISK" and the following "LEVERAGE RISK" is added as a new paragraph under the same heading in the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new paragraph after the eleventh paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" in the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information."

PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CORPORATE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR CERTAIN MONEY MARKET FUNDS

Each of Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. Each of Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio has elected not to extend its participation in the Program. Those Funds participating in the Program will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of a Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in a Fund's market-based net asset value to below $0.995. Shareholders of those Funds that have not elected to continue coverage will no longer be eligible for coverage by the Program. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following replaces in its entirety the last paragraph under the headings "RISK/RETURN SUMMARY - TREASURY PORTFOLIO", "RISK/RETURN SUMMARY - GOVERNMENT & AGENCY PORTFOLIO" and "RISK/RETURN SUMMARY - GOVERNMENT TAXADVANTAGE PORTFOLIO" in the prospectus:

"Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency."

"Leverage Risk" is added as a new risk following the seventh paragraph under the heading "RISK/RETURN SUMMARY - TAX-FREE CASH RESERVE PORTFOLIO".

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - MONEY MARKET FUND RISK" for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio in the prospectus:

"Money Market Fund Risk- The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - TAX-FREE CASH RESERVE PORTFOLIO - DERIVATIVES RISK" and the following "LEVERAGE RISK" is added as a new paragraph under the same heading in the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new paragraph after the eleventh paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" in the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information."

PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE CASH MANAGEMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR CERTAIN MONEY MARKET FUNDS

Each of Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. Each of Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio has elected not to extend its participation in the Program. Those Funds participating in the Program will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of a Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in a Fund's market-based net asset value to below $0.995. Shareholders of those Funds that have not elected to continue coverage will no longer be eligible for coverage by the Program. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following replaces in its entirety the last paragraph under the headings "RISK/RETURN SUMMARY - TREASURY PORTFOLIO", "RISK/RETURN SUMMARY - GOVERNMENT & AGENCY PORTFOLIO" and "RISK/RETURN SUMMARY - GOVERNMENT TAXADVANTAGE PORTFOLIO" in the prospectus:

"Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency."

"Leverage Risk" is added as a new risk following the seventh paragraph under the heading "RISK/RETURN SUMMARY - TAX-FREE CASH RESERVE PORTFOLIO".

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - MONEY MARKET FUND RISK" for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio in the prospectus:

"Money Market Fund Risk- The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - TAX-FREE CASH RESERVE PORTFOLIO - DERIVATIVES RISK" and the following "LEVERAGE RISK" is added as a new paragraph under the same heading in the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new paragraph after the eleventh paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" in the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information."

PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESOURCE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR CERTAIN MONEY MARKET FUNDS

Each of Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. Each of Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio has elected not to extend its participation in the Program. Those Funds participating in the Program will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of a Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in a Fund's market-based net asset value to below $0.995. Shareholders of those Funds that have not elected to continue coverage will no longer be eligible for coverage by the Program. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following replaces in its entirety the last paragraph under the headings "RISK/RETURN SUMMARY - TREASURY PORTFOLIO", "RISK/RETURN SUMMARY - GOVERNMENT & AGENCY PORTFOLIO" and "RISK/RETURN SUMMARY - GOVERNMENT TAXADVANTAGE PORTFOLIO" in the prospectus:

"Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency."

"Leverage Risk" is added as a new risk following the seventh paragraph under the heading "RISK/RETURN SUMMARY - TAX-FREE CASH RESERVE PORTFOLIO".

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - MONEY MARKET FUND RISK" for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio in the prospectus:

"Money Market Fund Risk- The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - TAX-FREE CASH RESERVE PORTFOLIO - DERIVATIVES RISK" and the following "LEVERAGE RISK" is added as a new paragraph under the same heading in the prospectus:

"Derivatives Risk- Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new paragraph after the eleventh paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" in the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information."

PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PRIVATE INVESTMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR CERTAIN MONEY MARKET FUNDS

Each of Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. Each of Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio has elected not to extend its participation in the Program. Those Funds participating in the Program will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of a Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in a Fund's market-based net asset value to below $0.995. Shareholders of those Funds that have not elected to continue coverage will no longer be eligible for coverage by the Program. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following replaces in its entirety the last paragraph under the headings "RISK/RETURN SUMMARY - TREASURY PORTFOLIO", "RISK/RETURN SUMMARY - GOVERNMENT & AGENCY PORTFOLIO" and "RISK/RETURN SUMMARY - GOVERNMENT TAXADVANTAGE PORTFOLIO" in the prospectus:

"Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency."

"Leverage Risk" is added as a new risk following the seventh paragraph under the heading "RISK/RETURN SUMMARY - TAX-FREE CASH RESERVE PORTFOLIO".

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - MONEY MARKET FUND RISK" for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio in the prospectus:

"Money Market Fund Risk- The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - TAX-FREE CASH RESERVE PORTFOLIO - DERIVATIVES RISK" and the following "LEVERAGE RISK" is added as a new paragraph under the same heading in the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new paragraph after the eleventh paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" in the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information."

PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE PERSONAL INVESTMENT CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR CERTAIN MONEY MARKET FUNDS

Each of Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. Each of Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio has elected not to extend its participation in the Program. Those Funds participating in the Program will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of a Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in a Fund's market-based net asset value to below $0.995. Shareholders of those Funds that have not elected to continue coverage will no longer be eligible for coverage by the Program. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following replaces in its entirety the last paragraph under the headings "RISK/RETURN SUMMARY - TREASURY PORTFOLIO", "RISK/RETURN SUMMARY - GOVERNMENT & AGENCY PORTFOLIO" and "RISK/RETURN SUMMARY - GOVERNMENT TAXADVANTAGE PORTFOLIO" in the prospectus:

"Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency."

"Leverage Risk" is added as a new risk following the seventh paragraph under the heading "RISK/RETURN SUMMARY - TAX-FREE CASH RESERVE PORTFOLIO".

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - MONEY MARKET FUND RISK" for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio in the prospectus:

"Money Market Fund Risk- The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - TAX-FREE CASH RESERVE PORTFOLIO - DERIVATIVES RISK" and the following "LEVERAGE RISK" is added as a new paragraph under the same heading in the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new paragraph after the eleventh paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" in the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information."

PROSPECTUS SUPPLEMENT DATED APRIL 14, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE RESERVE CLASS OF THE PORTFOLIOS (THE "MONEY MARKET FUNDS") LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO
TAX-FREE CASH RESERVE PORTFOLIO

CONTINUED PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM (THE "PROGRAM") FOR CERTAIN MONEY MARKET FUNDS

Each of Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio has elected to extend its participation in the Program until the Program expires by its terms on September 18, 2009. Each of Government & Agency Portfolio, Government TaxAdvantage Portfolio and Treasury Portfolio has elected not to extend its participation in the Program. Those Funds participating in the Program will bear Program expenses without regard to any expense limitation currently in effect and will pay a fee to participate in the Program extension period from May 1, 2009 to September 18, 2009 of 0.015% of a Fund's market-based net asset value as of September 19, 2008.

The Program provides a temporary guarantee to Fund shareholders as of the close of business on September 19, 2008 up to the lesser of the number of shares owned by an eligible shareholder on September 19, 2008 and the number of shares owned by an eligible shareholder upon the occurrence of a decline in a Fund's market-based net asset value to below $0.995. Shareholders of those Funds that have not elected to continue coverage will no longer be eligible for coverage by the Program. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Money Market Funds are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following replaces in its entirety the last paragraph under the headings "RISK/RETURN SUMMARY - TREASURY PORTFOLIO", "RISK/RETURN SUMMARY - GOVERNMENT & AGENCY PORTFOLIO" and "RISK/RETURN SUMMARY - GOVERNMENT TAXADVANTAGE PORTFOLIO" in the prospectus:

"Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency."

"Leverage Risk" is added as a new risk following the seventh paragraph under the heading "RISK/RETURN SUMMARY - TAX-FREE CASH RESERVE PORTFOLIO".

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - MONEY MARKET FUND RISK" for Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio in the prospectus:

"Money Market Fund Risk- The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities."

The following replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - TAX-FREE CASH RESERVE PORTFOLIO - DERIVATIVES RISK" and the following "LEVERAGE RISK" is added as a new paragraph under the same heading in the prospectus:

"Derivatives Risk -Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. Use of derivatives involve risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase or sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

Leverage Risk - Leverage exists when a fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options, derivatives and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the fund is not able to close out a leveraged position because of market illiquidity, the fund's liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. There can be no assurance that the fund's leverage strategy will be successful."

The following information is added as a new paragraph after the eleventh paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" in the prospectus:

"It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim, Invesco Global and Invesco Institutional will be combined into a single entity, which will be named Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information."


                                        2